RIGHT-OF-USE ASSETS	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
RIGHT-OF-USE ASSETS

NOTE－ 8 RIGHT-OF-USE ASSETS

The Company adopted ASU No. 2016-02 Leases, on January 1, 2019, the beginning of the fiscal 2019, using the modified retrospective approach. The Company determines whether an arrangement is a lease at inception. This determination generally depends on whether the arrangement conveys the right to control the use of an identified fixed asset explicitly or implicitly for a period of time in exchange for consideration. Control of an underlying asset is conveyed if we obtain the rights to direct the use of and to obtain substantially all of the economic benefit from the use of the underlying asset. Some of our leases include both lease and non-lease components which are accounted for as a single lease component as the Company has elected the practical expedient. Some of the operating lease agreements include variable lease costs, primarily taxes, insurance, common area maintenance or increases in rental costs related to inflation. Substantially all of our equipment leases and some of our real estate leases have terms of less than one year and, as such, are accounted for as short-term leases as we have elected the practical expedient.

Operating leases are included in the right-of-use lease assets, current lease liabilities and long-term lease liabilities on the Consolidated Balance Sheet. Right-of-use assets and lease liabilities are recognized at each lease’s commencement date based on the present values of its lease payments over its respective lease term. When a borrowing rate is not explicitly available for a lease, the incremental borrowing rate is used based on information available at the lease’s commencement date to determine the present value of its lease payments. Operating lease payments are recognized on a straight-line basis over the lease term.

The Company adopts 4.89%-6.88% as weighted average incremental borrowing rate to determine the present value of the lease payments. The weighted average remaining life of the lease for office equipment and leasehold building was 3 years and for machinery and equipment was 5.5 years.

The carrying amount of right-of-use assets by class of underlying asset are as follows:

	As of Dec 31, 2023	As of Dec 31, 2024
	S$’000	S$’000

At cost:
Leasehold buildings	1,378	2,072
Office equipment	10	20
	1,388	2,092
Less: Accumulated depreciation	(1,380)	(893)

Right-of-use assets, net	8	1,199

Right-of-use assets under operating leasing arrangements classified under leasehold buildings as of December 31, 2024 and 2023 amounted to S$2.1 million and S$1.4 million respectively.

The table below presents the lease-related assets and liabilities recorded on the balance sheet.

	As of Dec 31, 2023	As of Dec 31, 2024
	S$’000	S$’000

Assets
Operating lease, right-of-use asset, net	8	1,199

Total right-of-use asset	8	1,199

Liabilities
Current:
Operating lease liabilities	2	1,209
	2	1,209

Non-current:
Operating lease liabilities	5	12
	5	12

Total operating lease liabilities	7	1,221

The Company excludes short-term leases (those with lease terms of less than one year at inception) from the measurement of lease liabilities or right-of-use assets. The following tables summarize the lease expense for the years.

	As of Dec 31, 2023	As of Dec 31, 2024
	S$’000	S$’000

Operating lease cost:
Operating lease expense (per ASC 842)	422	951

Short-term lease expense (other than ASC 842)	120	171

Total lease expense	542	1,122

Components of Lease Expense

We recognize lease expense on a straight-line basis over the term of the operating leases, as reported within “general and administrative” expense on the accompanying consolidated statement of operations.

Future Contractual Lease Payments as of December 31, 2024

The below table summarizes our (i) minimum lease payments over the next five years, (ii) lease arrangement implied interest, and (iii) present value of future lease payments for the next three years ending December 31:

Year ending December 31,	Operating and finance lease amount
S$’000
Right of Use Assets
2025	1,238
2026 – 2029	13
2030 onwards	-
Less: interest
2025	(29)
2026 onwards	(1)
Present value of lease liabilities – Right of Use Assets	1,221

Representing:
Current liabilities – Right of Use Assets	1,209
Non-current liabilities – Right of Use Assets	12
1,221

Hire Purchase
2025	6,736
2026 – 2029	7,160
2030 onwards	26
Less: interest
2025	(524)
2026 onwards	(333)

Present value of lease liabilities – Hire Purchase	13,065

Representing:
Current liabilities – Hire Purchase	6,212
Non-current liabilities – Hire Purchase	6,853
13,065

Representing:
Current liabilities	6,212
Non-current liabilities	6,853

13,065

	Year ended December 31
	2023	2024
	S$’000	S$’000
Supplemental Cash Flows information
Cash paid for amounts included in the measurement of lease liability:
Operating cash flows from operating lease	7,764	8,638
Operating lease asset obtained in exchange for operating lease obligations
Operating lease	9,439	8,360
Remaining lease term
Operating lease	3.5 years	2.5 years
Discount rate
Operating lease	5.76%	5.15%